Loans Payable	6 Months Ended
Jun. 30, 2021
Loans Payable
Loans Payable

Note 5. Loans Payable

On June 21, 2021, the Company entered into a fixed-fee short-term loan with its merchant bank. As of June 30, 2021, the Company had received $86,000 in loan proceeds. The loan payable, which is classified within current liabilities, will be repaid in nine months with the merchant bank withholding an agreed-upon percentage of payments they process on behalf of the Company.

On June 23, 2021, the Company entered into a purchase agreement to acquire certain assets from MedScience Research Group, Inc (“MedScience”) including the ‘AllergiEnd’ Trademark, methods patent and website (See Note 4 for additional information). As part of that purchase agreement, the Company issued a Promissory Note with a principal sum of $750,000. The principal, along with associated interest, will be paid in 36 equal monthly installments beginning in July 2021. The principal balance of the loan is divided between current and long-term liabilities on the Company’s Condensed Consolidated Balance Sheet.